LEASE PAYABLE (Details Narrative) - Titan Trucking LLC [Member] - USD ($)			12 Months Ended
	Apr. 01, 2023	Feb. 15, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Lease expiration date					Jan. 15, 2025
Payments for rent		$ 8,251
Straight rent		$ 8,479
Operating Lease, Expense			$ 112,753	$ 112,198	$ 211,963
Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Lease expiration date	Mar. 31, 2028
Straight rent	$ 33,564